Inventory, net (Tables)	12 Months Ended
Sep. 30, 2021
Inventory, net.
Schedule of inventory

	As of	As of
	September 30,	September 30,
	2021	2020
Raw materials	$1,070,837	$132,393
Packaging materials	56,723	9,941
Finished goods	243,980	—
Inventories	1,371,540	142,334
Less: allowance for inventory reserve	—	(18,442)
Total	$1,371,540	$123,892